Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
(9)	Fair Value Measurements

Derivative Warrant Liability

As disclosed in Note 8 of the Company’s interim condensed consolidated financial statements contained in this Quarterly Report on Form 10-Q, the Company allocated part of the proceeds of public offerings in 2013, 2015 and 2016 of the Company’s common stock to warrants issued in connection with those transactions. In addition, the Company recognized a discount to debt related to the initial fair value of warrants issued in connection with the June 2016 Convertible Notes discussed in further detail in Note 7 of the Company’s interim condensed consolidated financial statements contained in this Quarterly Report on Form 10-Q. The valuation of the October 2013, February 2015, July 2015 Series A, June 2016 Series C and October 2016 warrants (collectively, the “Warrants”) were determined using option pricing models. These models use inputs such as the underlying price of the shares issued at the measurement date, volatility, risk free interest rate and expected life of the instrument. The Company has classified the Warrants as a current liability due to certain provisions relating to price adjustments and potential cash payments, as well as the holders’ ability to exercise the warrants within twelve months of the reporting date and has accounted for them as derivative instruments in accordance with ASC 815, adjusting the fair value at the end of each reporting period. Additionally, the Company has determined that the warrant derivative liability should be classified within Level 3 of the fair-value hierarchy by evaluating each input for the option pricing models against the fair-value hierarchy criteria and using the lowest level of input as the basis for the fair-value classification as called for in ASC 820. There are six inputs: closing price of Delcath stock on the day of evaluation; the exercise price of the warrants; the remaining term of the warrants; the volatility of Delcath’s stock over that term; annual rate of dividends; and the risk-free rate of return. Of those inputs, the exercise price of the warrants and the remaining term are readily observable in the warrant agreements. The annual rate of dividends is based on the Company’s historical practice of not granting dividends. The closing price of Delcath stock would fall under Level 1 of the fair-value hierarchy as it is a quoted price in an active market (ASC 820-10). The risk-free rate of return is a Level 2 input as defined in ASC 820-10, while the historical volatility is a Level 3 input as defined in ASC 820. Since the lowest level input is a Level 3, Delcath determined the warrant derivative liability is most appropriately classified within Level 3 of the fair value hierarchy.

For the three and nine months ended September 30, 2017, the Company recorded pre-tax derivative warrant income of approximately $27,000 and $1.2 million, respectively. The resulting derivative warrant liabilities totaled approximately $16,000 at September 30, 2017. Management expects that the Warrants will either be exercised or expire worthless. The fair value of the Warrants at September 30, 2017 was determined by using option pricing models with the following assumptions:

	October 2016 Warrants	July 2015 Series A Warrants	February 2015 Warrants	October 2013 Warrants
Expected volatility	142.46%	165.32%	181.24%	227.68%
Risk-free interest rates	1.77%	1.59%	1.53%	1.33%
Expected life (in years)	4.02	2.81	2.38	1.08

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2017, aggregated by the level in the fair value hierarchy within which those measurements fall in accordance with ASC 820.

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
				Balance at
				September 30,
(in thousands)	Level 1	Level 2	Level 3	2017
Liabilities
Derivative instrument liabilities	$—	$—	$16	$16

For the periods ended September 30, 2017 and 2016, there were no transfers in or out of Level 1, 2 or 3 inputs.

The table below presents the activity within Level 3 of the fair value hierarchy for the nine months ended September 30, 2017:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

(in thousands)	Warrant Liability
Balance at December 31, 2016	$18,751
Total change in the liability included in earnings	(1,227)
Extinguishment of convertible note warrant	(17,489)
Fair value of warrants issued	—
Fair value of warrants exercised	(19)

Balance at September 30, 2017	$16

(11)	Fair Value Measurements

Derivative Financial Instruments

As disclosed in Note 10 of the Company’s consolidated financial statements contained in this Annual Report on Form 10-K, the Company allocated part of the proceeds of public offerings in 2013, 2015 and 2016 of the Company’s common stock to warrants issued in connection with those transactions. In addition, the Company recognized a discount to debt related to the initial fair value of warrants issued in connection with the June 2016 Convertible Notes discussed in further detail in Note 9 of the Company’s consolidated financial statements contained in this Annual Report on Form 10-K. The valuations of the October 2013, February 2015, July 2015 Series A, June 2016 Series C, and October 2016 Warrants (collectively, the “Warrants”) were determined using option pricing models. These models use inputs such as the underlying price of the shares issued at the measurement date, volatility, risk free interest rate and expected life of the instrument. The Company has classified the Warrants as a current liability due to certain provisions relating to price adjustments and potential cash payments, as well as the holders’ ability to exercise the warrants within twelve months of the reporting date and has accounted for them as derivative instruments in accordance with ASC 815, adjusting the fair value at the end of each reporting period. Additionally, the Company has determined that the warrant derivative liability should be classified within Level 3 of the fair-value hierarchy by evaluating each input for the option pricing models against the fair-value hierarchy criteria and using the lowest level of input as the basis for the fair-value classification as called for in ASC 820. There are six inputs: closing price of Delcath stock on the day of evaluation; the exercise price of the warrants; the remaining term of the warrants; the volatility of Delcath’s stock over that term; annual rate of dividends; and the risk-free rate of return. Of those inputs, the exercise price of the warrants and the remaining term are readily observable in the warrant agreements. The annual rate of dividends is based on the Company’s historical practice of not granting dividends. The closing price of Delcath stock would fall under Level 1 of the fair-value hierarchy as it is a quoted price in an active market (ASC 820-10). The risk-free rate of return is a Level 2 input as defined in ASC 820-10, while the historical volatility is a Level 3 input as defined in ASC 820. Since the lowest level input is a Level 3, Delcath determined the warrant derivative liability is most appropriately classified within Level 3 of the fair value hierarchy.

For the year ended December 31, 2016, the Company recorded pre-tax derivative instrument income of $12.8 million. The resulting derivative instrument liabilities totaled $18.8 million at December 31, 2016. Management expects that the Warrants will either be exercised or expire worthless. The fair value of the Warrants at December 31, 2016 was determined by using option pricing models assuming the following:

	October	June 2016	July 2015	February	October
	2016	Series C	Series A	2015	2013
	Warrants	Warrants	Warrants	Warrants	Warrants
Expected volatility	95.03%	94.19%	95.51%	95.52%	152.70%
Risk free interest rates	1.93%	2.01%	1.59%	1.47%	1.20%
Expected life (in years)	4.80	5.50	3.60	3.10	1.80

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015, aggregated by the level in the fair value hierarchy within which those measurements fall.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
							Balance at
	Level 1		Level 2		Level 3		December 31,
(in thousands)	2016	2015	2016	2015	2016	2015	2016	2015
Liabilities
Derivative instrument liabilities	$—	$—	$—	$—	$18,751	$3,785	$18,751	$3,785

Fair Value Measurements Using Significant Unobservable

Inputs (Level 3)

(in thousands)	Warrant Liability
Balance at January 1, 2015	$225
Total change in the liability included in earnings	(564)
Fair value of warrants issued	4,247
Fair value of warrants exercised	(123)

Balance at December 31, 2015	3,785
Total change in the liability included in earnings	(12,780)
Fair value of warrants issued	28,472
Fair value of warrants exercised	(726)

Balance at December 31, 2016	$18,751